Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Recognition [Abstract]
Schedule of cumulative effect of the changes made to the consolidated balance sheet
	Balance as of December 31, 2017	Adjustments following the adoption of ASC 606	Balance as of January 1, 2018

Deferred revenue and advances from customers	$(2,601)	$80	$(2,521)
Trade receivables, net	20,266	233	20,499
Other accounts receivable and prepaid expenses	2,685	24	2,709
Accumulated deficit	$53,203	$(337)	$52,866

Schedule of consolidated statements of operations, cash flows
	Year ended December 31, 2018
	As reported	Balances before adoption of ASC 606	Effect of change
Statements of operations
Revenues - Products and related services	$13,529	$13,068	$461
Revenues - Warranty and support	8,303	8,311	(8)
Cost of revenues - Products and related services	4,851	4,838	13
Sales and marketing, net	11,426	11,392	34
Net loss	(2,415)	(2,821)	406
Loss per share:
Basic	(0.18)	(0.21)	0.03
Diluted	(0.18)	(0.21)	0.03

Cash flows
Net loss	(2,415)	(2,821)	406
Changes in assets and liabilities:
Trade receivables, net	13	316	(303)
Other account receivables and prepaid expenses	658	624	34
Other accounts payables and accrued expenses	(848)	(861)	13
Deferred revenue and advances from customers	(2,169)	(2,019)	(150)

Schedule of consolidated statements of balance sheets
	December 31, 2018
	As reported	Balances before adoption of ASC 606	Effect of change
Balance sheets
Trade receivables, net	$20,381	$19,845	$536
Other accounts receivable and prepaid expenses	1,766	1,776	(10)
Deferred revenues and advances from customers	(266)	(596)	330
Other accounts payable and accrued expenses	(2,281)	(2,268)	(13)
Deferred revenues – long term	(100)	-	(100)
Accumulated deficit	$55,281	$56,024	$(743)

Schedule of deferred revenue

Year ended December 31, 2018
Balance, beginning of the period	$2,622
Cumulative effect of changes in accounting principles (ASC 606)	(80)
New performance obligations	345
Reclassification to revenue as a result of satisfying performance obligation	(2,521)
Balance, end of the period	366
Less: long-term portion of deferred revenue	(100)

Current portion, end of the period	$266